UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Avenue, NW

Washington, D.C. 20036

Date of fiscal year end: August 31

Date of reporting period: August 31, 2005

Item 1.	Reports to Shareholders

September 14, 2005

Dear Fellow Shareholders:

I am pleased to present you with the annual report for the Heritage Cash Trust–Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2005. The Fund’s seven-day current yield(a) increased from 0.79% on August 31, 2004, to 2.83% on August 31, 2005. The increase in the yield can be attributed to decisions by the Federal Reserve’s Federal Open Market Committee to raise the federal funds target rate (the rate member banks charge each other for overnight loans) from 1.50% to 3.50% at the end of the period. This was accomplished by increasing the federal funds rate by 0.25% at each of the eight Federal Open Market Meeting’s that were held during the Fund’s fiscal year. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance, please visit our website at www.HeritageFunds.com.

As of August 31, 2005, approximately 27% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Enterprises, including Fannie Mae, Freddie Mac and Federal Home Loan Banks(b). Approximately 63% of the Fund’s net assets were invested in commercial paper or certificates of deposit rated A-1+, the highest short-term rating classification by Standard and Poor’s Rating Group (“S&P”), while 10% of net assets were invested in short-term obligations rated A-1, S&P’s next highest rating category. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating from S&P(c). Ratings are subject to change and do not remove market risk from your investment.

In closing, I am pleased to report that, on August 16, 2005, the Fund’s trustees appointed Mr. Keith B. Jarrett as a new Trustee to the Heritage Family of Funds. Mr. Jarrett’s background in financial information services and venture capital investing is a welcome addition to our current Board.

On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust-Money Market Fund. As always, should you have any questions, please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Richard K. Riess

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) U.S. Government-Sponsored Enterprises are generally private entities sponsored by Acts of Congress but they are not guaranteed by the full faith and credit of the U.S. Government.

(c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2005

Principal Amount		Value
Commercial Paper—71.7%(a)
Domestic—38.7%
Banks—9.0%
$ 50,000,000	Bank of America Corporation, 3.59%, 10/11/05	$49,800,556
50,000,000	Bank of America Corporation, 3.62%, 10/18/05	49,763,694
50,000,000	Bank of America Corporation, 3.67%, 10/28/05	49,709,458
50,000,000	HBOS Treasury Services PLC, 3.59%, 09/30/05	49,855,604
50,000,000	HBOS Treasury Services PLC, 3.55%, 10/03/05	49,842,222
50,000,000	J.P. Morgan Chase & Company, Inc., 3.35%, 09/02/05	49,995,347
50,000,000	J.P. Morgan Chase & Company, Inc., 3.51%, 09/20/05	49,907,375
50,000,000	State Street Corporation, 3.36%, 09/02/05	49,995,333
50,000,000	State Street Corporation, 3.50%, 09/27/05	49,873,611

		448,743,200

Beverages—5.0%
48,210,000	Anheuser-Busch Companies, Inc., 3.61%, 10/24/05	47,953,777
45,500,000	The Coca-Cola Company, 3.37%, 09/12/05	45,453,148
13,530,000	The Coca-Cola Company, 3.38%, 09/26/05	13,498,242
25,000,000	The Coca-Cola Company, 3.52%, 10/11/05	24,902,222
15,970,000	The Coca-Cola Company, 3.56%, 10/17/05	15,897,354
36,249,000	PepsiCo, Inc., 3.47%, 09/14/05	36,203,578
18,900,000	PepsiCo, Inc., 3.47%, 09/19/05	18,867,208
25,000,000	PepsiCo, Inc., 3.47%, 09/20/05	24,954,215
19,851,000	PepsiCo, Inc., 3.48%, 09/22/05	19,810,702

		247,540,446

Chemicals—2.0%
16,400,000	E.I. du Pont de Nemours & Company, 3.38%, 09/14/05	16,379,983

Principal Amount		Value
Commercial Paper (continued)
58,600,000	E.I. du Pont de Nemours & Company, 3.51%, 09/28/05	58,445,736
25,000,000	E.I. du Pont de Nemours & Company, 3.51%, 09/29/05	24,931,750

		99,757,469

Cosmetics/Personal Care—5.1%
18,100,000	Kimberly-Clark Worldwide, 3.46%, 09/12/05	18,080,864
12,600,000	Kimberly-Clark Worldwide, 3.48%, 09/20/05	12,576,858
48,000,000	Kimberly-Clark Worldwide, 3.50%, 09/27/05	47,878,667
21,300,000	Kimberly-Clark Worldwide, 3.50%, 09/28/05	21,244,088
50,000,000	The Procter & Gamble Company, 3.37%, 09/01/05	50,000,000
11,525,000	The Procter & Gamble Company, 3.38%, 09/01/05	11,525,000
23,475,000	The Procter & Gamble Company, 3.39%, 09/02/05	23,472,789
32,446,000	The Procter & Gamble Company, 3.47%, 09/16/05	32,399,088
32,554,000	The Procter & Gamble Company, 3.50%, 09/26/05	32,474,876

		249,652,230

Diversified Manufacturer—3.8%
40,000,000	3M Company, 3.46%, 09/21/05	39,923,111
50,000,000	General Electric Capital Corporation, 3.39%, 09/02/05	49,995,292
60,000,000	General Electric Capital Corporation, 3.42%, 09/09/05	59,954,400
40,000,000	General Electric Company, 3.47%, 09/28/05	39,895,900

		189,768,703

Financial Services—2.8%
50,000,000	Citigroup Funding, Inc., 3.46%, 09/12/05	49,947,139
40,000,000	Citigroup Funding, Inc., 3.48%, 09/15/05	39,945,867
50,000,000	Citigroup Funding, Inc., 3.48%, 09/19/05	49,913,000

		139,806,006

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Commercial Paper (continued)
Multimedia—0.6%
$ 27,961,000	McGraw-Hill Inc., 3.47%, 09/06/05	$27,947,524

Office/Business Equipment—0.9%
25,000,000	Pitney Bowes Inc., 3.47%, 09/08/05	24,983,132
20,575,000	Pitney Bowes Inc., 3.53%, 09/19/05	20,538,685

		45,521,817

Oil & Gas—6.0%
50,000,000	ChevronTexaco Funding, 3.50%, 09/23/05	49,893,056
50,000,000	ChevronTexaco Funding, 3.53%, 10/17/05	49,774,472
50,000,000	ChevronTexaco Funding, 3.55%, 10/21/05	49,753,472
25,000,000	Shell Finance, 3.38%, 09/16/05	24,964,792
23,000,000	Shell Finance, 3.54%, 10/05/05	22,923,103
30,000,000	Shell Finance, 3.55%, 10/05/05	29,899,417
30,000,000	Shell Finance, 3.53%, 10/11/05	29,882,333
42,000,000	Shell Finance, 3.64%, 10/25/05	41,770,680

		298,861,325

Pharmaceuticals—0.8%
40,000,000	Abbott Laboratories, 3.47%, 09/22/05	39,919,033

Retail—2.7%
40,000,000	Wal-Mart Stores Inc., 3.37%, 09/07/05	39,977,533
44,000,000	Wal-Mart Stores Inc., 3.51%, 09/27/05	43,888,460
51,350,000	Wal-Mart Stores Inc., 3.55%, 10/19/05	51,106,943

		134,972,936

Total Domestic (cost $1,922,490,689)		1,922,490,689

Principal Amount		Value
Commercial Paper (continued)
Foreign—33.0%(b)
Banks—16.0%
50,000,000	ABN-AMRO North America Finance Inc., 3.43%, 09/01/05	50,000,000
50,000,000	ABN-AMRO North America Finance Inc., 3.50%, 09/19/05	49,912,500
50,000,000	Barclays U.S. Funding Corporation, 3.39%, 09/16/05	49,929,479
25,000,000	Barclays U.S. Funding Corporation, 3.41%, 09/20/05	24,955,073
25,000,000	Barclays U.S. Funding Corporation, 3.61%, 09/30/05	24,927,299
16,200,000	Danske Corporation, 3.49%, 09/12/05	16,182,724
50,000,000	Danske Corporation, 3.50%, 09/12/05	49,946,528
13,042,000	Danske Corporation, 3.57%, 09/23/05	13,013,547
14,030,000	Danske Corporation, 3.61%, 10/17/05	13,965,283
60,000,000	Deutsche Bank Financial Inc., 3.37%, 09/06/05	59,971,958
40,000,000	Deutsche Bank Financial Inc., 3.44%, 09/19/05	39,931,200
46,100,000	KFW International Finance, 3.41%, 09/01/05	46,100,000
23,900,000	KFW International Finance, 3.42%, 09/06/05	23,888,649
30,000,000	KFW International Finance, 3.53%, 09/29/05	29,917,633
100,000,000	Rabobank US Financial Corporation, 3.55%, 09/01/05	100,000,000
50,000,000	Royal Bank of Scotland, 3.57%, 09/29/05	49,861,167
50,000,000	Royal Bank of Scotland, 3.56%, 10/13/05	49,792,333
50,000,000	UBS Americas, Inc., 3.56%, 09/01/05	50,000,000
50,000,000	UBS Finance Delaware, LLC., 3.43%, 09/08/05	49,966,701

		792,262,074

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Commercial Paper (continued)
Financial Services—5.0%
$ 50,000,000	Siemens Capital Corporation, 3.42%, 09/26/05	$49,881,250
50,000,000	Siemens Capital Corporation, 3.55%, 09/30/05	49,857,014
60,000,000	Toyota Motor Credit Corporation, 3.57%, 10/07/05	59,785,800
50,000,000	Toyota Motor Credit Corporation, 3.58%, 10/07/05	49,821,000
40,000,000	Toyota Motor Credit Corporation, 3.59%, 10/14/05	39,828,478

		249,173,542

Food—3.9%
13,800,000	Nestle Capital Corporation, 3.34%, 09/06/05	13,793,598
50,000,000	Nestle Capital Corporation, 3.51%, 10/04/05	49,839,125
50,000,000	Nestle Capital Corporation, 3.56%, 10/14/05	49,787,389
22,000,000	Unilever Capital Corporation, 3.40%, 09/01/05	22,000,000
10,000,000	Unilever Capital Corporation, 3.47%, 09/13/05	9,988,433
10,204,000	Unilever Capital Corporation, 3.48%, 09/13/05	10,192,163
10,000,000	Unilever Capital Corporation, 3.49%, 09/22/05	9,979,642
30,000,000	Unilever Capital Corporation, 3.48%, 09/23/05	29,936,200

		195,516,550

Oil & Gas—1.0%
50,000,000	BP Capital Markets PLC, 3.54%, 09/01/05	50,000,000

Pharmaceuticals—1.6%
30,000,000	GlaxoSmithKline Finance PLC, 3.55%, 10/12/05	29,878,708
50,000,000	GlaxoSmithKline Finance PLC, 3.57%, 10/12/05	49,796,708

		79,675,416

Principal Amount		Value
Commercial Paper (continued)
Regional Agencies—5.5%
63,900,000	The Canadian Wheat Board, 3.30%, 09/07/05	63,864,855
33,500,000	The Canadian Wheat Board, 3.37%, 09/15/05	33,456,096
25,000,000	The Canadian Wheat Board, 3.37%, 09/19/05	24,957,875
15,000,000	The Canadian Wheat Board, 3.52%, 10/06/05	14,948,668
10,000,000	The Canadian Wheat Board, 3.54%, 10/13/05	9,958,700
50,000,000	Export Development Canada, 3.34%, 09/16/05	49,930,417
50,000,000	Export Development Canada, 3.33%, 09/20/05	49,912,125
26,400,000	Province of British Columbia, 3.28%, 09/02/05	26,397,595

		273,426,331

Total Foreign (cost $1,640,053,913)		1,640,053,913

Total Commercial Paper (cost $3,562,544,602)		3,562,544,602

U.S. Government-Sponsored Enterprises—26.6%(a)
50,000,000	Fannie Mae, 3.29%, 09/01/05	50,000,000
50,000,000	Fannie Mae, 3.25%, 09/06/05	49,977,432
40,695,000	Fannie Mae, 3.29%, 09/07/05	40,672,686
55,000,000	Fannie Mae, 3.32%, 09/21/05	54,898,556
50,000,000	Fannie Mae, 3.36%, 09/28/05	49,874,000
50,000,000	Fannie Mae, 3.39%, 10/05/05	49,839,917
50,000,000	Fannie Mae, 3.41%, 10/05/05	49,838,972
50,000,000	Fannie Mae, 3.50%, 10/11/05	49,805,556
50,000,000	Fannie Mae, 3.41%, 10/12/05	49,806,104
50,000,000	Fannie Mae, 3.57%, 10/24/05	49,737,208
25,000,000	Fannie Mae, 3.56%, 12/29/05(c)	24,995,868
26,000,000	Federal Home Loan Bank, 3.30%, 09/09/05	25,980,933
50,000,000	Federal Home Loan Bank, 3.47%, 10/07/05	49,826,750
50,000,000	Federal Home Loan Bank, 3.52%, 10/12/05	49,799,556
35,000,000	Federal Home Loan Bank, 3.42%, 10/14/05	34,857,025

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
U.S. Government-Sponsored Enterprises (continued)
$ 50,000,000	Federal Home Loan Bank, 3.51%, 10/19/05	$49,766,000
50,000,000	Federal Home Loan Bank, 3.52%, 10/19/05	49,765,333
58,354,000	Federal Home Loan Bank, 3.56%, 10/28/05	58,025,078
15,772,000	Federal Home Loan Bank, 3.57%, 10/28/05	15,682,849
50,000,000	Freddie Mac, 3.26%, 09/06/05	49,977,361
50,000,000	Freddie Mac, 3.50%, 10/11/05	49,805,556
50,000,000	Freddie Mac, 3.50%, 10/13/05	49,795,833
100,000,000	Freddie Mac, 3.52%, 10/17/05	99,550,222
25,000,000	Freddie Mac, 3.53%, 10/18/05	24,884,785
18,000,000	Freddie Mac, 3.55%, 10/24/05	17,905,925
100,000,000	Freddie Mac, 3.56%, 10/24/05	99,475,889
25,000,000	Freddie Mac, 3.58%, 10/31/05	24,850,833
50,000,000	Freddie Mac, 3.59%, 10/31/05	49,700,833

Total U.S. Government-Sponsored Enterprises (cost $1,319,097,060)		1,319,097,060

Certificates of Deposit—2.0%(a)
50,000,000	Wells Fargo & Company, 3.50%, 09/13/05	50,000,000
50,000,000	Wells Fargo & Company, 3.50%, 09/26/05	50,000,000

Total Certificates of Deposit (cost $100,000,000)		100,000,000

Total Investment Portfolio excluding repurchase agreement (cost $4,981,641,662)		4,981,641,662

Value
Repurchase Agreement—0.1%(a)
Repurchase Agreement with State Street Bank and Trust Company, dated August 31, 2005 @ 3.40% to be repurchased at $3,718,351 on September 1, 2005, collateralized by $3,850,000 United States Treasury Notes, 3.625% due May 15, 2013, (market value $3,799,521 including interest) (cost $3,718,000) .	3,718,000

Total Investment Portfolio (cost $4,985,359,662)(d), 100.4%(a)	4,985,359,662
Other Assets and Liabilities, net, (0.4)%(a)	(20,489,212)

Net Assets, (consisting of paid-in-capital net of accumulated net realized loss of $3,174), 100.0%.	$4,964,870,450

Class A Shares
Net asset value, offering and redemption price per share, ($4,959,901,115 divided by 4,959,904,523 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($2,632,813 divided by 2,632,640 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($2,336,522 divided by 2,336,460 shares outstanding)	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	A floating rate note security that resets its interest rate monthly.
(d)	The aggregate identified cost for federal income tax purposes is the same.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Portfolio Allocation

(unaudited)

Sector Allocation as of August 31, 2005 (% of net assets)

Beginning with the Fund’s fiscal quarter ended November 30, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Understanding Your Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or talk to your financial advisor.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Money Market Fund on March 1, 2005 and held through August 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period*
Class A	$1,000	$1,012	$3.60
Class B	$1,000	$1,012	$3.60
Class C	$1,000	$1,012	$3.60

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period*
Class A	$1,000	$1,022	$3.62
Class B	$1,000	$1,022	$3.62
Class C	$1,000	$1,022	$3.62

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.71% for Class A, Class B and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Operations

For the Fiscal Year Ended August 31, 2005

Investment Income:
Income:
Interest		$129,169,687
Expenses:
Management fee	$21,008,346
Distribution fee (Class A)	7,650,755
Distribution fee (Class B)	4,740
Distribution fee (Class C)	4,364
Shareholder servicing fees	6,625,939
Custodian fee	345,340
Registration fees and expenses	262,632
Reports to shareholders	210,948
Professional fees	110,145
Fund accounting fee	72,158
Insurance	61,917
Trustees’ fees and expenses	22,176
Other	89,085

Total expenses		36,468,545

Net investment income		$92,701,142

Statements of Changes in Net Assets

	For the Fiscal Years Ended
	August 31, 2005	August 31, 2004
Increase in net assets:
Operations:
Net investment income	$92,701,142	$21,833,253
Distributions to shareholders from:
Net investment income Class A shares, ($0.018 and $0.004 per share, respectively)	(92,594,036)	(21,799,705)
Net investment income Class B shares, ($0.018 and $0.004 per share, respectively)	(55,852)	(15,736)
Net investment income Class C shares, ($0.018 and $0.004 per share, respectively)	(51,254)	(17,812)

Net distributions to shareholders	(92,701,142)	(21,833,253)
Decrease in net assets from Fund share transactions	(145,906,301)	(379,705,936)

Decrease in net assets	(145,906,301)	(379,705,936)
Net assets, beginning of fiscal year	5,110,776,751	5,490,482,687

Net assets, end of fiscal year	$4,964,870,450	$5,110,776,751

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares					Class B Shares					Class C Shares
	For the Fiscal Years Ended August 31					For the Fiscal Years Ended August 31					For the Fiscal Years Ended August 31
	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.018	0.004	0.007	0.015	0.048	0.018	0.004	0.007	0.015	0.048	0.018	0.004	0.007	0.015	0.048
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.018)	(0.004)	(0.007)	(0.015)	(0.048)	(0.018)	(0.004)	(0.007)	(0.015)	(0.048)	(0.018)	(0.004)	(0.007)	(0.015)	(0.048)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	1.84	0.42	0.66	1.53	4.87	1.84	0.42	0.66	1.53	4.87	1.84	0.42	0.66	1.53	4.87
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.71	0.70	0.70	0.70	0.72	0.71	0.70	0.70	0.70	0.72	0.71	0.70	0.70	0.70	0.72
Net investment income to average daily net assets	1.82	0.42	0.65	1.51	4.69	1.77	0.42	0.67	1.52	4.40	1.76	0.42	0.67	1.47	4.63
Net assets, end of period ($ millions)	4,960	5,103	5,479	5,106	4,757	3	4	5	6	4	2	4	6	6	2

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A and Class C shares. Effective February 1, 2004, Class B shares are no longer available for direct purchase. Class B shares will continue to be available through exchanges as described in the Fund’s prospectus. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2:	Fund Shares. At August 31, 2005, there was an unlimited number of shares of beneficial interest of no par value authorized.

Money Market Fund

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2005 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	20,203,620,611	666,616	3,000,006
Shares issued on reinvestment of distributions .	90,789,522	40,688	45,966
Shares redeemed .	(20,437,276,545)	(1,932,484)	(4,860,681)

Net decrease .	(142,866,412)	(1,225,180)	(1,814,709)
Shares outstanding:
Beginning of fiscal year	5,102,770,936	3,857,820	4,151,169

End of fiscal year	4,959,904,524	2,632,640	2,336,460

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2004 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	19,165,794,199	1,826,982	4,921,462
Shares issued on reinvestment of distributions .	23,383,485	12,285	18,256
Shares redeemed .	(19,565,883,907)	(2,640,585)	(7,138,113)

Net decrease .	(376,706,223)	(801,318)	(2,198,395)
Shares outstanding:
Beginning of fiscal year	5,479,477,159	4,659,138	6,349,564

End of fiscal year	5,102,770,936	3,857,820	4,151,169

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

The amount payable to the Manager as of August 31, 2005, was $1,744,423. Pursuant to a contractual agreement, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ending August 31, 2005. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2005.

Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2005 was $634,071. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Distributor has advised the Fund that it generated $24,943 and $2,817 in contingent deferred sales charges for Class B and Class C shares, respectively during the fiscal year ended August 31, 2005. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $6,625,939 for Shareholder Servicing fees and $72,158 for Fund Accounting services, of which $1,035,964 and $12,000 were payable as of August 31, 2005, respectively. For providing Shareholder Servicing and Fund Accounting Services the Manager is reimbursed for expenses incurred plus an additional amount up to 10%.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Manager receives an annual fee of $23,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2005, there were no reclassifications arising from permanent tax differences. As of August 31, 2005, the Fund had net tax basis capital loss carryforwards in the aggregate of $3,174. This capital loss carryforward may be applied to any net taxable capital gain until the expiration date of 2012. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

Annual Report

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Money Market Fund (the “Fund”) at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Tampa, Florida

October 17, 2005

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Affiliated Trustees**
Thomas A. James 880 Carillon Parkway St. Petersburg, FL 33716 (63)	Trustee and Chairman	Since inception in 1985	Chairman of the Board since 1986; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle Asset Management, Inc. (“Eagle”) since 1984.	13	Outback Steakhouse, Inc.
Richard K. Riess 880 Carillon Parkway St. Petersburg, FL 33716 (56)	President and Trustee	Since 2000 Since inception in 1985	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000.	13	N/A

Independent Trustees
C. Andrew Graham 880 Carillon Parkway St. Petersburg, FL 33716 (65)	Trustee	Since inception in 1985	First Financial Advisors, LTD & Graham Financial Partners LLC (financial planning insurance and investment services) since 1999; Representative of NFP Securities, Inc. (broker- dealer) since 2002; Representative of Multi- Financial Securities Corp. (broker-dealer), 1996-2001.	13	N/A

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
Keith B. Jarrett 880 Carillon Parkway St. Petersburg, FL 33716 (57)	Trustee	Since 2005	President, KBJ, LLC (investment company) since 2001; Principal, Rockport Funding, LLC (specialty finance), and Ajax Partners (investment partnership) since 2003; Corporate Strategic Adviser, Vestmark, Inc. (software company) since 2003, Radianz America, Inc. (financial services information technology) since 2004, and Source Media, Inc. (specialty financial publishing) 1997-2001; President and CEO, TF Ventures (information technology), 1998-2001.	13	Penn Virginia Resources
William J. Meurer 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since 2003	Private Financial Consultant since September 2000; Board of Directors, Tribridge Consulting, Inc. (business consulting services) since 2000 and Cerebit Security Application, Inc. since 2005; Board of Trustees, St. Joseph’s-Baptist Health Care since 2000 and BayCare Health Systems since 2004; Advisory Board, Bisk Publishing, Inc. (distance learning provider) since 2000 and Approva Corporation (risk management software) since 2005.	13	Sykes Enterprises, Incorporated (inbound call systems since 2000). Board of Directors of Cerebit Securities Application, Inc. since 2005. Advisory Board of Approva Corporation since 2005. Board of Trustees of BayCare Health Systems since 2004.

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
James L. Pappas 880 Carillon Parkway St. Petersburg, FL 33716 (62)	Trustee	Since 1989	Lykes Professor of Banking and Finance, University of South Florida since 1986; President, Graduate School of Banking since 1995; Immediate Past Chairman of the Board, Tampa Museum of Art.	13	N/A
David M. Phillips 880 Carillon Parkway St. Petersburg, FL 33716 (66)	Trustee	Since inception in 1985	Chief Executive Officer, Evare LLC (information services) since 2003; Chairman Emeritus, CCC Information Services, Inc., 2000-2005; Executive in Residence, University of North Carolina—Wilmington, 1999-2003.	13	N/A
Eric Stattin 880 Carillon Parkway St. Petersburg, FL 33716 (71)	Trustee	Since 1987	Private Investor since 1988.	13	N/A
Deborah L. Talbot 880 Carillon Parkway St. Petersburg, FL 33716 (54)	Trustee	Since 2002	Consultant/Advisor; Member, Academy of Senior Professionals, Eckerd College since 1998; Dean’s Advisory Board, College of Arts and Sciences, University of Memphis since 2002; Founder and Chairman of the Board, Creative Tampa Bay since 2003.	13	N/A

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers
K.C. Clark 880 Carillon Parkway St. Petersburg, FL 33716 (46)	Executive Vice President and Principal Executive Officer, Chief Compliance Officer	Since 2000 Since 2004	Executive Vice President and Chief Operating Officer of Heritage since 2000; Trustee and Chairman, University of West Florida since 2001 and 2005, respectively.	N/A	N/A
H. Peter Wallace 880 Carillon Parkway St. Petersburg, FL 33716 (59)	Senior Vice President	Since 1993	Senior Vice President and Director, Fixed Income Investments of Heritage since 1993.	N/A	N/A
Andrea N. Mullins 880 Carillon Parkway St. Petersburg, FL 33716 (38)	Treasurer and Secretary, Principal Financial Officer	Since 2003	Treasurer and Vice President—Finance of Heritage since 2003; Vice President—Fund Accounting of Heritage, 1996-2003.	N/A	N/A
Deborah A. Malina 880 Carillon Parkway St. Petersburg, FL 33716 (39)	Assistant Secretary	Since 2000	Compliance Administrator of Heritage since 2000.	N/A	N/A

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184.

*	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms.
**	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

Annual Report

Heritage Cash Trust—Money Market Fund

Renewal of Investment Advisory Agreement

(unaudited)

Overview.    At a meeting held August 16, 2005, the Board of Trustees, including the independent Trustees (together, the “Board”), approved the renewal of the Fund’s investment advisory agreement (the “Advisory Agreement”) with Heritage Asset Management, Inc. (“Heritage”). In reaching this decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board, acting directly or through its committees, has been provided with information and reports relevant to the annual renewal of the Fund’s Advisory Agreement, including: reports regarding the services and support provided to the Fund and its shareholders by Heritage; information on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing, as applicable, Heritage’s investment philosophy, investment strategy, personnel and operation; compliance and audit reports concerning the Heritage Funds and Heritage, including Heritage’s responses to any issues raised therein; and information on relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them. As part of the renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing information about the Fund and Heritage. The Board posed questions to various management personnel of Heritage regarding certain key aspects of the material submitted in support of the renewal.

With respect to the renewal of the Advisory Agreement, the Board considered all factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by Heritage and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Heritage with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by Heritage from its relationship with the Fund.

Provided below is an overview of the factors the Board considered at the August meeting. The Board did not identify any particular information that was most relevant to its consideration to renew the Advisory Agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services.    The Board considered that Heritage is experienced in serving as an investment adviser for the Fund. Heritage provides investment management, administration, transfer agent and fund accounting services to the Fund. In addition, Heritage is responsible for the oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of Fund compliance with applicable law, and implementation of Board directives as they relate to the Fund. Heritage provides advisory services to one other non-investment company client. Finally, the Board noted that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Heritage, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in the Fund, managed by Heritage.

The Board also considered information provided regarding (1) the Heritage personnel who provide services to the Fund; (2) the adequacy of Heritage’s compliance program and a certification to this effect; and (3) the financial information regarding Heritage.

Annual Report

Heritage Cash Trust—Money Market Fund

Renewal of Investment Advisory Agreement

(unaudited)

(continued)

Investment Performance.    The Board considered the short-, intermediate- and long-term performance of the Fund relative to its primary benchmark and peer group. In this connection, the Board noted the following: (1) the Fund is managed conservatively by Heritage to maintain a AAAm rating from Standard & Poor’s; and (2) the Fund’s short-term performance is above the average of taxable first-tier money market funds, while its intermediate- and long-term performance is on par with the average.

Costs, Profitability and Economies of Scale.    The Board considered the fees payable under the Advisory Agreement. In this connection, the Board evaluated Heritage’s costs and profitability in providing services to the Fund. The Board noted that Heritage’s profit on the services it provided to the Fund are reasonable in light of the fact that Heritage provides services at a low cost to investors, manages the Fund’s assets, and provides a comprehensive compliance program for the Fund.

The Board also considered the advisory fees paid by the Fund in light of fees paid by comparable mutual funds. In this connection, the Board considered the management fee and the expense ratio for the Fund compared to the average management fee and expense ratio of its peer group, as discussed further below with respect to the Fund. The Board noted that the Fund’s expense ratio, less the Rule 12b-1 fees, is equal to the average of peer money market funds having assets of over $500 million.

The Board considered that the Fund’s management fee structure provides for breakpoints, which is a reduction of the applicable advisory fee rate as assets increase. The Board noted that Heritage added two “breakpoints” to its advisory fees last year in order to pass on any economies of scale it realizes to shareholders.

The Board also considered that the Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through: (1) reduced advisory and administration fees achieved when the Fund’s asset size reaches breakpoints in the fee schedules instituted by Heritage; (2) increased services to the Fund; (3) the waivers and/or reimbursements Heritage provides as a result of the contractual expense limitations on the Fund’s total operating expenses; or (4) fee or expense reductions that may result from the operation of the transfer agent agreement.

Benefits.    In evaluating Heritage’s compensation, the Board considered other benefits that may be realized by Heritage and its affiliates from their relationship with the Fund. In this connection, the Board noted, among other things, that Heritage also serves as the transfer agent and fund accountant for the Fund, receiving compensation for acting in these capacities, and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns and managing expenses and budgeting for the Fund.

The Board also considered that another affiliate of Heritage, Raymond James & Associates, Inc. (“RJA”), serves as the principal underwriter and distributor for the Fund, and as such, receives Rule 12b-1 payments from the Fund to compensate them for providing service and distribution activities. The Board considered that these payments could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, Heritage also makes payments to RJA for service and distribution activities for Fund shares. Finally, another affiliate of Heritage, Raymond James Financial Services, Inc. has entered into an agreement with RJA to sell fund shares and receives compensation from RJA.

Annual Report

Heritage Cash Trust—Money Market Fund

Renewal of Investment Advisory Agreement

(unaudited)

(continued)

Conclusions.    Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund is reasonably likely to benefit from the nature, quality and extent of Heritage’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) Heritage’s profits and fee rate payable under the Advisory Agreement were reasonable in the context of all the factors considered by the Board; and (4) the advisory fee structure currently provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to renew the Advisory Agreement.

Annual Report

September 15, 2005

Dear Fellow Shareholders:

This report provides management’s discussion of fund performance and market environment for the fiscal year ended August 31, 2005, of the Heritage Cash Trust–Municipal Money Market Fund (the “Fund”). Since the prior fiscal year end reporting period, the economy has continued to grow at a strong rate. In order to control inflationary pressures, the Federal Reserve has increased the federal funds rate at a measured pace of 25 basis points at each of their Federal Open Market Committee meetings, resulting in a rate increase during the year from 1.50% to 3.50%. Short-term tax-exempt interest rates increased along with increases in the federal funds rate. The Fund’s seven-day current yield(a) increased from 0.60% on August 31, 2004, to 1.85% on August 31, 2005. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance, please visit our website at www.HeritageFunds.com.

As of August 31, 2005, based on net assets, the Fund’s portfolio was comprised of approximately 78% tax-exempt floating rate notes, 1% fixed rate notes and bonds, and 21% commercial paper. The large weighting in floating rate notes has provided the Fund with substantial liquidity. The entire portfolio is invested in highly rated tier-one securities. These high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm rating(b). Ratings are subject to change and do not remove market risk from your investment.

In closing, I am pleased to report that, on August 16, 2005, the Fund’s trustees appointed Mr. Keith B. Jarrett as a new Trustee to the Heritage Family of Funds. Mr. Jarrett’s background in financial information services and venture capital investing is a welcome addition to our current Board.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust–Municipal Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Richard K. Riess

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

1	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes—79.6%(a)(b)
Alabama—2.5%
$10,550,000	Alabama Housing Finance Authority, 2.62%(c) Multi Family Housing Revenue Bond Hunter Ridge Apartments Project, Series 03H, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	$10,550,000
3,000,000	Decatur Industrial Development Board, 2.44%(c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 95, AMT, 09/01/05	3,000,000
6,400,000	Stevenson Industrial Development Board, 2.41%(c) Industrial Development Revenue Bond Mead Corporation Project, Series 97, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	6,400,000
6,700,000	Stevenson Industrial Development Board, 2.41%(c) Industrial Development Revenue Bond Mead Corporation Project, Series 98B, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	6,700,000

		26,650,000

Arizona—1.0%
3,400,000	Maricopa County Industrial Development Authority, 2.55%(c) Multi Family Housing Revenue Bond San Remo Apartments Project, Series 00A, AMT, 09/07/05 LOC: Federal National Mortgage Association	3,400,000
6,750,000	Maricopa County Industrial Development Authority, 2.57%(c) Multi Family Housing Revenue Bond San Fernando Apartments Project, Series 04, AMT, 09/07/05 LOC: Federal National Mortgage Association	6,750,000

		10,150,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Arkansas—1.2%
6,000,000	Arkansas Development Finance Authority, 2.54%(c) Industrial Development Revenue Bond Teris LLC Project, Series 02, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	6,000,000
6,400,000	Pulaski County, 2.57%(c) Multi Family Housing Revenue Bond Markham Oaks & Indian Hills Apartments Project, Series 05, AMT, 09/07/05 LOC: Regions Bank	6,400,000

		12,400,000

Colorado—2.3%
14,160,000	Colorado Housing & Finance Authority, 2.55%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	14,160,000
8,300,000	Colorado Housing & Finance Authority, 2.55%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 03, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	8,300,000
2,300,000	Traer Creek Metropolitan District, 2.40%(c) Eagle County Project, Series 02, 09/07/05 LOC: BNP Paribas	2,300,000

		24,760,000

Connecticut—0.5%
5,300,000	Connecticut Housing Finance Authority, 2.50%(c) Multi Family Housing Revenue Bond Mortgage Finance Project, AMBAC, Series 02B, AMT, 09/07/05 BPA: Federal Home Loan Bank	5,300,000

The accompanying notes are an integral part of the financial statements.

2	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
District of Columbia—0.8%
$ 8,460,000	Metropolitan Washington Airport Authority, 2.42%(c) Airport Facilities Revenue Bond FSA, Series 02C, AMT, 09/07/05 BPA: Dexia	$8,460,000

Florida—2.3%
6,000,000	Hillsborough County Housing Finance Authority, 2.53%(c) Multi Family Housing Revenue Bond Brandon Crossing Apartments Project, Series 98A, AMT, 09/07/05 LOC: Federal National Mortgage Association	6,000,000
17,700,000	Orlando & Orange County Expressway Authority, 2.51%(c) Transportation Revenue Bond FSA, Series 03D, 09/07/05 BPA: Dexia	17,700,000

		23,700,000

Georgia—5.4%
3,200,000	Bibb County Development Authority, 2.49%(c) Industrial Development Revenue Bond Series 00, 09/07/05 LOC: SunTrust Bank	3,200,000
1,400,000	Clayton County Development Authority, 2.55%(c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 09/07/05 LOC: Bank of America	1,400,000
3,900,000	DeKalb County Housing Authority, 2.41%(c) Multi Family Housing Revenue Bond Mountain Crest Apartments Project, Series 02A-1, AMT, 09/07/05 LOC: SunTrust Bank	3,900,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia (continued)
12,525,000	East Point Housing Authority, 2.62%(c) Multi Family Housing Revenue Bond Eagles Creste Apartments Project, Series 03, AMT, 09/07/05 LOC: Bank of America	12,525,000
16,000,000	Fulton County Development Authority, 2.62%(c) Multi Family Housing Revenue Bond Hidden Creste Apartments Project, Series 04, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	16,000,000
3,000,000	Gainesville & Hall County Development Authority, 2.59%(c) Industrial Development Revenue Bond IMS Gear Project, Series 00, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	3,000,000
1,700,000	Rockmart Development Authority, 2.59%(c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	1,700,000
8,100,000	Roswell Housing Authority, 2.56%(c) Multi Family Housing Revenue Bond Park Ridge Apartments Project, Series 03, AMT, 09/07/05 LOC: Federal National Mortgage Association	8,100,000
6,650,000	Waleska Downtown Development Authority, 2.52%(c) Higher Education Bond Reinhardt College Project, Series 03, 09/07/05 LOC: Regions Bank	6,650,000

		56,475,000

The accompanying notes are an integral part of the financial statements.

3	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois—7.2%
$ 4,890,000	Chicago Industrial Development Authority, 2.57%(c) Industrial Development Revenue Bond Evans Food Products Company Project, Series 98, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	$4,890,000
3,015,000	Chicago, 2.57%(c) Industrial Development Revenue Bond Andres Imaging & Graphics Project, Series 00, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	3,015,000
3,000,000	Chicago, 2.66%(c) Multi Family Housing Revenue Bond North Larrabee Project, Series 01A, AMT, 09/07/05 LOC: Harris Trust and Savings Bank	3,000,000
2,900,000	Hennepin, 2.61%(c) Pollution Control Revenue Bond Hennepin-Hopper Lakes Project, Series 01, 09/07/05 LOC: Harris Trust and Savings Bank	2,900,000
6,715,000	Illinois Housing Development Authority, 2.43%(c) Multi Family Housing Revenue Bond Hyde Park Tower Project, Series 00A, AMT, 09/07/05 LOC: Federal National Mortgage Association	6,715,000
1,270,000	Illinois Development Finance Authority, 2.46%(c) Industrial Development Revenue Bond F. C. Limited Partnership Project, AMT, 09/01/05 LOC: LaSalle National Trust, N.A.	1,270,000
2,900,000	Illinois Development Finance Authority, 2.46%(c) Industrial Development Revenue Bond Olive Can Company Project, Series 94, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	2,900,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
3,025,000	Illinois Development Finance Authority, 2.46%(c) Industrial Development Revenue Bond Touhy Limited Partnership Project, Series 96, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	3,025,000
600,000	Illinois Development Finance Authority, 2.47%(c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	600,000
2,000,000	Illinois Development Finance Authority, 2.55%(c) Industrial Development Revenue Bond MPP Zinc Plating Plant Project, AMT, 09/07/05 LOC: Bank of America	2,000,000
10,000,000	Illinois Development Finance Authority, 2.55%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	10,000,000
4,000,000	Illinois Housing Development Authority, 2.56%(c) Multi Family Housing Revenue Bond Sterling Towers Project, Series 01, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	4,000,000
3,455,000	Illinois Development Finance Authority, 2.57%(c) Industrial Development Revenue Bond Elite Manufacturing Technology Inc. Project, Series 99, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	3,455,000
1,050,000	Illinois Development Finance Authority, 2.57%(c) Industrial Development Revenue Bond Emtech Machining & Grinding Project, Series 96, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	1,050,000

The accompanying notes are an integral part of the financial statements.

4	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$ 2,200,000	Illinois Development Finance Authority, 2.57%(c) Industrial Development Revenue Bond Porter Athletic Equipment Project, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	$2,200,000
3,460,000	Illinois Development Finance Authority, 2.66%(c) Industrial Development Revenue Bond Northwest Pallet Supply Project, Series 01, AMT, 09/07/05 LOC: Harris Trust and Savings Bank	3,460,000
4,000,000	Illinois Student Assistance Commission, 2.45%(c) Student Loan Revenue Bond Series 97A, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	4,000,000
4,400,000	Lake County, 2.54%(c) Multi Family Housing Revenue Bond Rosewood Apartments Project, Series 04, AMT, 09/07/05 LOC: Federal Home Loan Mortgage Corporation	4,400,000
4,320,000	Lake County, 2.57%(c) Pollution Control Revenue Bond Countryside Landfill Project, Series 96B, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	4,320,000
2,185,000	Rock Island County Metropolitan Airport Authority, 2.40%(c) Airport Facilities Revenue Bond Quad City International Airport Project, Series 98, AMT, 09/07/05 LOC: U.S. Bank N.A.	2,185,000
1,820,000	Wheeling, 2.66%(c) Industrial Development Revenue Bond V-S Industries Inc. Project, Series 00, AMT, 09/07/05 LOC: Harris Trust and Savings Bank	1,820,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
4,500,000	Will County, 2.44%(c) Industrial Development Revenue Bond BP Amoco Project, Series 00, AMT, 09/01/05	4,500,000

		75,705,000

Indiana—2.3%
3,100,000	Crawfordsville, 2.60%(c) Multi Family Housing Revenue Bond Pedcor Investments—Shady Project, Series 93, AMT, 09/07/05 LOC: Federal Home Loan Bank	3,100,000
2,550,000	Elkhart County, 2.45%(c) Multi Family Housing Revenue Bond Johnson Street Apartments Project, Series 98A, AMT, 09/07/05 LOC: Federal Home Loan Bank	2,550,000
2,500,000	Gibson County, 2.40%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 09/07/05	2,500,000
3,000,000	Gibson County, 2.40%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 09/07/05	3,000,000
1,000,000	Gibson County, 2.40%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 09/07/05	1,000,000
4,000,000	Gibson County, 2.40%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 09/07/05	4,000,000
3,000,000	Gibson County, 2.40%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 09/07/05	3,000,000

The accompanying notes are an integral part of the financial statements.

5	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Indiana (continued)
$ 1,162,000	LaPorte County, 2.61%(c) Multi Family Housing Revenue Bond Pedcor Investments—Woodland Project, Series 94, AMT, 09/07/05 LOC: Federal Home Loan Bank	$1,162,000
2,855,000	Valparaiso, 2.40%(c) Industrial Development Revenue Bond Block Heavy & Highway Products Project, Series 99, AMT, 09/07/05 LOC: U.S. Bank N.A.	2,855,000
1,500,000	Whiting, 2.44%(c) Pollution Control Revenue Bond Amoco Oil Company Project, Series 99, AMT, 09/01/05	1,500,000

		24,667,000

Iowa—1.0%
7,500,000	Iowa Higher Education Loan Authority, 2.49%(c) Luther College Project, Series 02, 09/07/05 LOC: U.S. Bank N.A.	7,500,000
3,400,000	Orange City, 2.59%(c) Industrial Development Revenue Bond Vogel Enterprises LTD Project, AMT, 09/07/05 LOC: U.S. Bank N.A.	3,400,000

		10,900,000

Kansas—2.4%
6,000,000	Dodge City, 2.73%(c) Industrial Development Revenue Bond Farmland National Beef Packing Company Project, Series 00, AMT, 09/07/05 LOC: Rabobank Nederland	6,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Kansas (continued)
10,830,000	Kansas Development Finance Authority, 2.54%(c) Multi Family Housing Revenue Bond Summit Woods Apartments Project, Series 02G-1, AMT, 09/07/05 LOC: Federal National Mortgage Association	10,830,000
5,850,000	Liberal, 2.73%(c) Industrial Development Revenue Bond Farmland National Beef Packing Company Project, Series 00, AMT, 09/07/05 LOC: Rabobank Nederland	5,850,000
3,000,000	Shawnee Industrial Development Authority, 2.46%(c) Industrial Development Revenue Bond Thrall Enterprises Inc. Project, Series 94, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	3,000,000

		25,680,000

Kentucky—1.1%
11,240,000	Middletown, 2.50%(c) Christian Academy of Louisville Project, Series 04, 09/07/05 LOC: J.P. Morgan Chase Bank	11,240,000

Louisiana—2.4%
3,470,000	Caddo-Bossier Parishes Port Commission, 2.62%(c) Transportation Revenue Bond Oakley Louisiana Inc. Project, Series 98, AMT, 09/07/05 LOC: Regions Bank	3,470,000
1,500,000	Calcasieu Parish Industrial Development Board, 2.47%(c) Industrial Development Revenue Bond Hydroserve Westlake Project, Series 98, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	1,500,000

The accompanying notes are an integral part of the financial statements.

6	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Louisiana (continued)
$ 2,320,000	DeRidder Industrial Development Board, 2.62%(c) Industrial Development Revenue Bond Pax Inc. Project, Series 97, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	$2,320,000
4,900,000	Plaquemines Parish, 2.44%(c) Industrial Development Revenue Bond BP Exploration & Oil Inc. Project, Series 95, AMT, 09/01/05	4,900,000
13,000,000	St. Charles Parish, 2.43%(c) Industrial Development Revenue Bond Shell Oil Company Project, Series 92A, AMT, 09/01/05	13,000,000

		25,190,000

Maine—0.5%
5,675,000	Maine Finance Authority, 2.54%(c) Industrial Development Revenue Bond Jackson Laboratory Project, Series 02, 09/07/05 LOC: Bank of America	5,675,000

Maryland—0.6%
6,000,000	Montgomery County, 2.50%(c) Industrial Development Revenue Bond Georgetown Preparatory School Project, Series 05, 09/07/05 LOC: Bank of America	6,000,000

Massachusetts—2.7%
22,200,000	Massachusetts Health & Educational Facilities Authority, 2.36%(c) Higher Education Bond Massachusetts Institute of Technology Project, Series 01 J-2, 09/07/05	22,200,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Massachusetts (continued)
6,260,000	Massachusetts Industrial Finance Agency, 2.54%(c) Heritage At Hingham Project, Series 97, AMT, 09/07/05 LOC: Federal National Mortgage Association	6,260,000

		28,460,000

Michigan—1.5%
10,935,000	Michigan Health Facilities Revenue Authority, 2.54%(c) Hospital Revenue Bond West Shore Medical Center Project, Series 01, 09/07/05 LOC: National City Bank, Cleveland	10,935,000
5,000,000	Michigan Municipal Bond Authority, 2.92% Revenue Notes Series 05B-2, 08/18/06 LOC: J.P. Morgan Chase Bank	5,050,432

		15,985,432

Minnesota—2.8%
2,655,000	Dakota County Community Develovpment Agency, 2.42%(c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 09/01/05 LOC: LaSalle National Trust, N.A.	2,655,000
5,000,000	Dakota County Community Development Agency, 2.59%(c) Multi Family Housing Revenue Bond View Pointe Apartments Project, Series 04, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	5,000,000
3,800,000	Plymouth Housing Authority, 2.54%(c) Multi Family Housing Revenue Bond At the Lake Apartments Project, Series 04, AMT, 09/07/05 LOC: Federal Home Loan Mortgage Corporation	3,800,000

The accompanying notes are an integral part of the financial statements.

7	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Minnesota (continued)
$ 6,000,000	St. Anthony, 2.59%(c) Multi Family Housing Revenue Bond St. Anthony Leased Housing Project, Series 04A, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	$6,000,000
5,000,000	St. Paul & Ramsey County Housing & Redevelopment Authority, 2.59%(c) Multi Family Housing Revenue Bond St. Paul Leased Housing Association I Project, Series 02A, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	5,000,000
3,000,000	St. Paul Housing & Redevelopment Authority, 2.65%(c) Multi Family Housing Revenue Bond Bridgecreek Senior Place Project, Series 04A, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	3,000,000
4,000,000	St. Paul Port Authority, 2.43%(c) Transportation Revenue Bond District Heating Project, Series 03-2F, AMT, 09/07/05 LOC: Dexia	4,000,000

		29,455,000

Mississippi—1.9%
3,000,000	Mississippi Business Finance Corporation, 2.62%(c) Industrial Development Revenue Bond EPCO Carbon Dioxide Products Inc. Project, Series 02, AMT, 09/07/05 LOC: Regions Bank	3,000,000
7,500,000	Mississippi Home Corporation, 2.62%(c) Multi Family Housing Revenue Bond Highland Park Apartments Project, Series 01-4, AMT, 09/07/05 LOC: ABN-AMRO Bank N.V. and Wachovia Bank, N.A.	7,500,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Mississippi (continued)
9,800,000	Mississippi Home Corporation, 2.62%(c) Multi Family Housing Revenue Bond Summer Park Apartments Project, Series 99D-1, AMT, 09/07/05 LOC: ABN-AMRO Bank N.V. and Wachovia Bank, N.A.	9,800,000

		20,300,000

Missouri—1.9%
20,000,000	Missouri Higher Education Loan Authority, 2.42%(c) Student Loan Revenue Bond Series 90A, AMT, 09/07/05 LOC: Bank of America	20,000,000

Nevada—2.5%
5,450,000	Clark County, 2.44%(c) Pollution Control Revenue Bond Cogeneration Association 2 Project, AMT, 09/01/05 LOC: ABN-AMRO Bank N.V.	5,450,000
13,500,000	Director of the State of Nevada Department of Business & Industry, 2.41%(c) Pollution Control Revenue Bond Barrick Goldstrike Mines Project, AMT, 09/07/05 LOC: Royal Bank of Canada	13,500,000
1,790,000	Nevada Housing Division, 2.55%(c) Multi Family Housing Revenue Bond Fremont Meadows Apartments Project, Series 97, AMT, 09/07/05 LOC: Federal Home Loan Bank	1,790,000
2,000,000	Nevada Housing Division, 2.55%(c) Multi Family Housing Revenue Bond Horizon Pines Apartments Project, Series 00A, AMT, 09/07/05 LOC: Federal National Mortgage Association	2,000,000

The accompanying notes are an integral part of the financial statements.

8	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Nevada (continued)
$ 3,755,000	Nevada Housing Division, 2.55%(c) Multi Unit Housing Revenue Bond Parkway Plaza Apartments Project, Series 02A, AMT, 09/07/05 LOC: Federal National Mortgage Association	$3,755,000

		26,495,000

New Hampshire—0.5%
5,000,000	New Hampshire Health & Education Facilities Authority, 2.54%(c) Hospital Revenue Bond Easter Seals Project, Series 04 H-A, 09/07/05 LOC: Royal Bank of Scotland	5,000,000

New Jersey—0.6%
6,200,000	New Jersey Economic Development Authority, 2.39%(c) Industrial Development Revenue Bond Port Newark Container Terminal Project, Series 03, AMT, 09/07/05 LOC: Citibank	6,200,000

New York—5.4%
12,150,000	City of New York, GO, 2.33%(c) Series 03 C-4, 09/07/05 LOC: BNP Paribas	12,150,000
11,000,000	City of New York, GO, 2.33%(c) Series 04 H-5, 09/07/05 LOC: Dexia	11,000,000
11,865,000	Nassau County Interim Finance Authority, 2.32%(c) Sales Tax Secured, FSA, Series 02A, 09/07/05 BPA: Dexia	11,865,000
3,400,000	New York City Housing Development Corporation, 2.38%(c) Multi Family Housing Revenue Bond West End Towers Project, Series 04A, AMT, 09/07/05 LOC: Federal National Mortgage Association	3,400,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
New York (continued)
4,400,000	New York City Industrial Development Agency, 2.36%(c) Airport Facilities Revenue Bond Korean Airlines Company LTD Project, Series 97A, AMT, 09/07/05 LOC: Rabobank Nederland	4,400,000
13,560,000	New York City Transitional Finance Authority, 2.30%(c) Recovery Bonds Series 03 3-G, 09/07/05 BPA: Bank of New York	13,560,000

		56,375,000

North Dakota—1.4%
4,000,000	North Dakota State Housing Finance Agency, 2.40%(c) Home Mortgage Finance Program Project, Series 03A, AMT, 09/07/05 BPA: KBC Bank	4,000,000
11,000,000	Richland County, 2.68%(c) Pollution Control Revenue Bond Minn-Dak Farmers Coop Project, Series 02, AMT, 09/07/05 LOC: Wells Fargo Bank	11,000,000

		15,000,000

Ohio—4.1%
8,525,000	Akron Bath Copley Joint Township Hospital District, 2.52%(c) Healthcare Facilities Revenue Bond Sumner on Ridgewood Project, Series 02, 09/07/05 LOC: KBC Bank	8,525,000
17,865,000	Butler County Health Facility, 2.50%(c) Hospital Revenue Bond Lifesphere Project, Series 02, 09/07/05 LOC: U.S. Bank N.A.	17,865,000

The accompanying notes are an integral part of the financial statements.

9	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Ohio (continued)
$ 3,000,000	Hamilton County, 2.56%(c) Episcopal Retirement Homes Project, Series 05B, 09/07/05 LOC: Key Bank	$3,000,000
4,500,000	Ohio Higher Education Facility, 2.54%(c) Higher Education Bond Ashland University 2004 Project, 09/07/05 LOC: Key Bank	4,500,000
3,750,000	Ohio Water Development Authority, 2.40%(c) Pollution Control Revenue Bond Toledo Edison Company Project, Series 99, AMT, 09/07/05 LOC: Barclays Bank	3,750,000
5,200,000	Ohio Water Development Authority, 2.45%(c) Pollution Control Revenue Bond Cleveland Electric Illuminating Company Project, Series 99, AMT, 09/07/05 LOC: Barclays Bank	5,200,000

		42,840,000

Oklahoma—0.2%
1,600,000	Oklahoma Development Finance Authority, 2.54%(c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 09/07/05 LOC: Bank of Nova Scotia	1,600,000

Pennsylvania—1.1%
3,600,000	Berks County Industrial Development Authority, 2.60%(c) Industrial Development Revenue Bond One Douglassville Properties Project, Series 04, AMT, 09/07/05 LOC: Federal Home Loan Bank	3,600,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Pennsylvania (continued)
4,000,000	Montgomery County Industrial Development Authority, 2.55%(c) Pollution Control Revenue Bond Peco Energy Company Project, Series B, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	4,000,000
4,200,000	Pennsylvania Economic Development Financing Authority, 2.54%(c) Industrial Development Revenue Bond Westrum Hanover Project, Series 04, AMT, 09/07/05 LOC: Federal Home Loan Bank	4,200,000

		11,800,000

South Carolina—1.9%
1,950,000	Berkeley County, 2.44%(c) Industrial Development Revenue Bond Amoco Chemical Company Project, Series 97, AMT, 09/01/05	1,950,000
6,100,000	Berkeley County, 2.44%(c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 98, AMT, 09/01/05	6,100,000
4,100,000	South Carolina Economic Development Authority, 2.54%(c) Industrial Development Revenue Bond Brown Packing Company Project, Series 01, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	4,100,000
8,000,000	South Carolina Economic Development Authority, 2.57%(c) Industrial Development Revenue Bond Titan Wheel International Inc. Project, Series 95, AMT, 09/07/05 LOC: LaSalle National Trust, N.A.	8,000,000

		20,150,000

The accompanying notes are an integral part of the financial statements.

10	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
South Dakota—0.6%
$ 6,495,000	South Dakota Housing Development Authority, 2.54%(c) Multi Family Housing Revenue Bond LaCrosse Investors Project, Series 01, 09/07/05 LOC: Federal National Mortgage Association	$6,495,000

Tennessee—3.0%
7,000,000	Lewisburg Industrial Development Board, 2.59%(c) Waste Management Inc. Project, Series 03, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	7,000,000
14,515,000	Montgomery County Public Building Authority, 2.50%(c) Loan Pool Project, Series 95, 09/07/05 LOC: Bank of America	14,515,000
1,896,000	Nashville & Davidson County Health & Education Facility Board, 2.55%(c) Multi Family Housing Revenue Bond Old Hickory Towers Project, Series 95A, AMT, 09/07/05 LOC: Federal Home Loan Bank	1,896,000
8,200,000	Volunteer Student Funding Corporation, 2.33%(c) Student Loan Revenue Bond Student Funding Corporation Project, Series 88 A-1, AMT, 09/07/05 LOC: State Street Bank & Trust Co.	8,200,000

		31,611,000

Texas—5.9%
3,560,000	Brazos River Authority, 2.41%(c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-1, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	3,560,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
4,890,000	Brazos River Authority, 2.41%(c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-2, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	4,890,000
3,000,000	Capital Area Housing Finance Corporation, 2.57%(c) Multi Family Housing Revenue Bond Marble Falls Vistas Apartments Project, Series 04, AMT, 09/07/05 LOC: Federal National Mortgage Association	3,000,000
10,920,000	Harris County Housing Finance Corporation, 2.55%(c) Multi Family Housing Revenue Bond Torrey Chase Apartments Project, Series 98, AMT, 09/07/05 LOC: Federal National Mortgage Association	10,920,000
6,170,000	Harris County Housing Finance Corporation, 2.57%(c) Multi Family Housing Revenue Bond Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 09/07/05 LOC: Federal National Mortgage Association	6,170,000
5,800,000	Houston Health Facilities Development Corporation, 2.49%(c) Buckingham Senior Living Project, Series C, 09/07/05 LOC: LaSalle National Trust, N.A.	5,800,000
4,000,000	Mansfield Industrial Development Corporation, 2.41%(c) Industrial Development Revenue Bond Pier I Imports Project, AMT, 09/07/05 LOC: J.P. Morgan Chase Bank	4,000,000
5,815,000	North Texas Higher Education Authority, 2.42%(c) Student Loan Revenue Bond Series 98, AMT, 09/07/05 LOC: Bank of America and Dexia	5,815,000

The accompanying notes are an integral part of the financial statements.

11	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
$12,800,000	Tarrant County Housing Finance Corporation, 2.62%(c) Multi Family Housing Revenue Bond Park at Sycamore School Apartments Project, Series 03, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	$12,800,000
5,000,000	Texas, 3.00% Tax & Revenue Anticipation Notes Series 05-06, 08/31/06	5,072,600

		62,027,600

Virginia—1.0%
5,000,000	Harrisonburg Redevelopment & Housing Authority, 2.57%(c) Multi Family Housing Revenue Bond Huntington Village Apartments Project, Series 01, AMT, 09/07/05 LOC: Federal National Mortgage Association	5,000,000
1,800,000	Norfolk Industrial Development Authority, 2.59%(c) Industrial Development Revenue Bond Norfolk Ship Repair Project, Series 00, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	1,800,000
3,700,000	Virginia Beach Development Authority, 2.59%(c) Industrial Development Revenue Bond Architectural Graphics Project, Series 00, AMT, 09/07/05 LOC: Wachovia Bank, N.A.	3,700,000

		10,500,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Washington—5.2%
5,000,000	Port of Seattle, 2.42%(c) Subordinate Lien Revenue Notes Series 05, AMT, 09/07/05 LOC: Fortis Bank	5,000,000
5,000,000	Port of Seattle, 2.53%(c) Harbor Island Terminal 18 Project, Series 97, AMT, 09/07/05 LOC: Bank of New York	5,000,000
6,000,000	Port of Vancouver, 2.43%(c) Industrial Development Revenue Bond United Grain Corporation Project, Series 92, AMT, 09/07/05 LOC: Bank of America	6,000,000
3,590,000	Washington Economic Development Finance Authority, 2.59%(c) Industrial Development Revenue Bond Pacific Coast Shredding Project, Series 99D, AMT, 09/07/05 LOC: U.S. Bank N.A.	3,590,000
3,205,000	Washington Housing Finance Commission, 2.42%(c) Multi Family Housing Revenue Bond Heatherwood Apartments Project, Series 02A, AMT, 09/01/05 LOC: U.S. Bank N.A.	3,205,000
6,385,000	Washington Housing Finance Commission, 2.56%(c) Forest Ridge School of the Sacred Heart Project, Series 05, 09/07/05 LOC: Key Bank	6,385,000
4,050,000	Washington Housing Finance Commission, 2.57%(c) Multi Family Housing Revenue Bond Silver Creek Apartments Project, Series 04B, AMT, 09/07/05 LOC: Federal National Mortgage Association	4,050,000

The accompanying notes are an integral part of the financial statements.

12	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Washington (continued)
$ 6,240,000	Washington Housing Finance Commission, 2.57%(c) Multi Family Housing Revenue Bond Whisperwood Apartments Project, Series 02A, AMT, 09/07/05 LOC: Federal National Mortgage Association	$6,240,000
3,120,000	Washington Housing Finance Commission, 2.59%(c) Multi Family Housing Revenue Bond LTC Properties Inc. Project, AMT, 09/07/05 LOC: U.S. Bank N.A.	3,120,000
4,220,000	Washington Housing Finance Commission, 2.59%(c) Multi Family Housing Revenue Bond Sherwood Springs Apartments Project, Series 97, AMT, 09/07/05 LOC: U.S. Bank N.A.	4,220,000
3,670,000	Washington Housing Finance Commission, 2.60%(c) Multi Family Housing Revenue Bond Hamilton Place Senior Living Project, AMT, 09/07/05 LOC: U.S. Bank N.A.	3,670,000
4,500,000	Washington Housing Finance Commission, 2.60%(c) Multi Family Housing Revenue Bond Olympic Place Apartment Project, Series 03A, AMT, 09/07/05 LOC: U.S. Bank N.A.	4,500,000

		54,980,000

Wisconsin—1.9%
5,700,000	Wisconsin Health & Educational Facilities Authority, 2.50%(c) Healthcare Facilities Revenue Bond Wheaton Franciscan Services, Series 97, 09/07/05 LOC: Citibank	5,700,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Wisconsin (continued)
9,920,000	Wisconsin Housing & Economic Development Authority, 2.40%(c) Home Ownership Revenue Bond Series 03A, AMT, 09/07/05 BPA: Federal Home Loan Bank	9,920,000
4,745,000	Wisconsin Housing & Economic Development Authority, 2.41%(c) Home Ownership Revenue Bond Series 03B, AMT, 09/07/05 BPA: State Street Bank & Trust Co.	4,745,000

		20,365,000

Total Notes, Bonds & Variable Rate Demand Notes (cost $838,591,032)		838,591,032

Commercial Paper—21.8%(a)
Florida—1.3%
13,800,000	Indian River, 2.50% Hospital District, Series 90, 09/01/05 LOC: Wachovia Bank, N.A.	13,800,000

Kentucky—4.3%
45,000,000	Pendleton County, 2.88% Kentucky Association of County Leasing Trust, 09/08/05 LOC: Commonwealth Bank of Australia	45,000,000

Massachusetts—3.9%
3,000,000	Massachusetts Development Finance Agency, 2.70% Project 3 Issue, 10/13/05 LOC: Allied Irish Banks	3,000,000
5,000,000	Massachusetts, GO, 2.45% Series D, 09/01/05	5,000,000
10,000,000	Massachusetts, GO, 2.45% Series D, 09/14/05	10,000,000
4,193,000	Massachusetts Health & Education Facilities Authority, 2.65% Harvard University, Series EE, 10/11/05	4,193,000

The accompanying notes are an integral part of the financial statements.

13	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

Principal Amount		Value
Commercial Paper (continued)
Massachusetts (continued)
$ 5,000,000	Massachusetts Health & Education Facilities Authority, 2.70% Harvard University, Series EE, 10/12/05	$5,000,000
13,600,000	Massachusetts Health & Education Facilities Authority, 2.70% Harvard University, Series EE, 10/13/05	13,600,000

		40,793,000

Michigan—0.7%
7,925,000	University of Michigan Board of Regents, 2.50% Series F, 09/09/05	7,925,000

North Carolina—0.5%
5,000,000	University of North Carolina Board of Governors, 2.55% University of North Carolina at Chapel Hill, Series A, 09/14/05	5,000,000

South Carolina—1.0%
10,500,000	South Carolina Public Service Authority, 2.65% Revenue Notes 10/14/05	10,500,000

Texas—2.8%
8,500,000	Texas Public Finance Authority, GO, 2.60% Series 02B, 10/03/05	8,500,000
7,200,000	Texas Public Finance Authority, 2.70% Revenue Notes Series 03, 10/11/05	7,200,000
9,341,000	University of Texas Board of Regents, 2.50% Revenue Financing System, Series A, 09/13/05	9,341,000
5,000,000	University of Texas Board of Regents, 2.60% Revenue Financing System, Series A, 10/07/05	5,000,000

		30,041,000

Principal Amount		Value
Commercial Paper (continued)
Washington—0.9%
9,260,000	Port of Seattle, 2.50% Subordinate Lien Revenue Notes Series 01B-1, AMT, 09/09/05 LOC: Bank of America	9,260,000

West Virginia—4.0%
10,000,000	West Virginia Public Energy Authority, 2.50% Morgantown Energy Association, Series 89A, AMT, 09/08/05 LOC: Dexia	10,000,000
11,800,000	West Virginia Public Energy Authority, 2.58% Morgantown Energy Association, Series 89A, AMT, 09/01/05 LOC: Dexia	11,800,000
20,500,000	West Virginia Public Energy Authority, 2.62% Morgantown Energy Association, Series 89A, AMT, 09/07/05 LOC: Dexia	20,500,000

		42,300,000

Wisconsin—2.4%
19,500,000	Wisconsin, 2.50% Transportation Revenue Bond Series 97A, 09/12/05	19,500,000
6,000,000	Wisconsin, 2.58% Transportation Revenue Bond Series 97A, 09/09/05	6,000,000

		25,500,000

Total Commercial Paper (cost $230,119,000)		230,119,000

Total Investments (cost $1,068,710,032)(d), 101.4%(a)		1,068,710,032
Other Assets and Liabilities, net, (1.4)%(a)		(14,798,512)

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,053,966,103 shares outstanding), consisting of paid-in-capital, 100%		$1,053,911,520

The accompanying notes are an integral part of the financial statements.

14	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2005

(continued)

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Securities subject to Alternative Minimum Tax
BPA	—	Bond Purchase Agreement
FSA	—	Financial Security Assurance Holdings Ltd.
GO	—	General Obligation
LOC	—	Credit enhancement provided by letter of credit issued by noted institution

The accompanying notes are an integral part of the financial statements.

15	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Portfolio Allocation

(unaudited)

Industry Allocation as of August 31, 2005 (% of net assets)

Beginning with the Fund’s fiscal quarter ended November 30, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

16	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Understanding Your Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or talk to your financial advisor.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Municipal Money Market Fund on March 1, 2005 and held through August 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period*
Class A	$1,000	$1,009	$3.49

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during this period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period*
Class A	$1,000	$1,022	$3.52

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.69% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

17	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Operations

For the Fiscal Year Ended August 31, 2005

Investment Income:
Income:
Interest		$21,630,718
Expenses:
Management fee	$4,776,714
Distribution fee	1,556,893
Shareholder servicing fees	230,212
State qualification expenses	180,666
Professional fees	110,045
Custodian fee	78,378
Fund accounting fee	76,663
Reports to shareholders	52,966
Trustees’ fees and expenses	21,922
Insurance	21,102
Other	26,069

Total expenses		7,131,630

Net investment income		$14,499,088

Statements of Changes in Net Assets

	For the Fiscal Years Ended
	August 31, 2005	August 31, 2004
Increase in net assets:
Operations:
Net investment income	$14,499,088	$4,162,778
Distributions to shareholders from net investment income ($0.014 and $0.004 per share, respectively)	(14,499,088)	(4,162,778)
Increase (decrease) in net assets from Fund share transactions	45,848,606	(48,839,711)

Increase (decrease) in net assets	45,848,606	(48,839,711)
Net assets, beginning of fiscal year	1,008,062,914	1,056,902,625

Net assets, end of fiscal year	$1,053,911,520	$1,008,062,914

The accompanying notes are an integral part of the financial statements.

18	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Fiscal Years Ended August 31
	2005	2004	2003	2002	2001
Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.014	0.004	0.006	0.010	0.029
Less Distributions:
Dividends from net investment income (a)	(0.014)	(0.004)	(0.006)	(0.010)	(0.029)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	1.40	0.39	0.61	0.98	2.97

Ratios to average daily net assets(%)/ Supplemental Data
Operating expenses, net	0.69	0.68	0.67	0.68	0.69
Net investment income	1.40	0.40	0.59	0.96	2.90
Net assets, end of period ($ millions)	1,054	1,008	1,057	948	913

(a)	Includes net realized gains and losses which were less than $0.01 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

19	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

Note 2:	Fund Shares. At August 31, 2005, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the fiscal years ended August 31, 2005 and 2004 at a net asset value of $1.00 per share, were as follows:

	For the Fiscal Years Ended
	August 31, 2005	August 31, 2004
Shares sold	4,790,031,818	4,362,157,662
Shares issued on reinvestment of distributions	14,211,230	4,321,936
Shares redeemed	(4,758,394,442)	(4,415,319,309)

Net increase (decrease)	45,848,606	(48,839,711)
Shares outstanding:
Beginning of fiscal year	1,008,117,497	1,056,957,208

End of fiscal year	1,053,966,103	1,008,117,497

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of August 31, 2005 was $412,364. Pursuant to a contractual agreement, the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ended August 31, 2005. No fees were waived and no expenses were reimbursed for the period ended August 31, 2005.

21	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

The Manager entered into a subadvisory agreement with Alliance Capital Management L.P. (the “Subadviser”) to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager.

Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940 as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2005 was $134,731. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $230,212 for Shareholder Servicing fees and $76,663 for Fund Accounting services, of which $37,385 and $13,000 were payable as of August 31, 2005, respectively. For providing Shareholder Servicing and Fund Accounting Services the Manager is reimbursed for expenses incurred plus an additional amount up to 10%.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $23,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2005, there were no reclassifications arising from permanent tax differences. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

22	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Tax Information

(unaudited)

Of the dividends paid from net investment income for the fiscal year ended August 31, 2005, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

23	Annual Report

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Municipal Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Tampa, Florida

October 17, 2005

24	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Affiliated Trustees**
Thomas A. James 880 Carillon Parkway St. Petersburg, FL 33716 (63)	Trustee and Chairman	Since inception in 1985	Chairman of the Board since 1986; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle Asset Management, Inc. (“Eagle”) since 1984.	13	Outback Steakhouse, Inc.
Richard K. Riess 880 Carillon Parkway St. Petersburg, FL 33716 (56)	President and Trustee	Since 2000 Since inception in 1985	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000.	13	N/A

Independent Trustees
C. Andrew Graham 880 Carillon Parkway St. Petersburg, FL 33716 (65)	Trustee	Since inception in 1985	First Financial Advisors, LTD & Graham Financial Partners LLC (financial planning insurance and investment services) since 1999; Representative of NFP Securities, Inc. (broker- dealer) since 2002; Representative of Multi- Financial Securities Corp. (broker-dealer), 1996-2001.	13	N/A

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

-Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
Keith B. Jarrett 880 Carillon Parkway St. Petersburg, FL 33716 (57)	Trustee	Since 2005	President, KBJ, LLC (investment company) since 2001; Principal, Rockport Funding, LLC (specialty finance), and Ajax Partners (investment partnership) since 2003; Corporate Strategic Adviser, Vestmark, Inc. (software company) since 2003, Radianz America, Inc. (financial services information technology) since 2004, and Source Media, Inc. (specialty financial publishing) 1997-2001; President and CEO, TF Ventures (information technology), 1998-2001.	13	Penn Virginia Resources
William J. Meurer 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since 2003	Private Financial Consultant since September 2000; Board of Directors, Tribridge Consulting, Inc. (business consulting services) since 2000 and Cerebit Security Application, Inc. since 2005; Board of Trustees, St. Joseph’s-Baptist Health Care since 2000 and BayCare Health Systems since 2004; Advisory Board, Bisk Publishing, Inc. (distance learning provider) since 2000 and Approva Corporation (risk management software) since 2005.	13	Sykes Enterprises, Incorporated (inbound call systems since 2000). Board of Directors of Cerebit Securities Application, Inc. since 2005. Advisory Board of Approva Corporation since 2005. Board of Trustees of BayCare Health Systems since 2004.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)
James L. Pappas 880 Carillon Parkway St. Petersburg, FL 33716 (62)	Trustee	Since 1989	Lykes Professor of Banking and Finance, University of South Florida since 1986; President, Graduate School of Banking since 1995; Immediate Past Chairman of the Board, Tampa Museum of Art.	13	N/A
David M. Phillips 880 Carillon Parkway St. Petersburg, FL 33716 (66)	Trustee	Since inception in 1985	Chief Executive Officer, Evare LLC (information services) since 2003; Chairman Emeritus, CCC Information Services, Inc., 2000-2005; Executive in Residence, University of North Carolina—Wilmington, 1999-2003.	13	N/A
Eric Stattin 880 Carillon Parkway St. Petersburg, FL 33716 (71)	Trustee	Since 1987	Private Investor since 1988.	13	N/A
Deborah L. Talbot 880 Carillon Parkway St. Petersburg, FL 33716 (54)	Trustee	Since 2002	Consultant/Advisor; Member, Academy of Senior Professionals, Eckerd College since 1998; Dean’s Advisory Board, College of Arts and Sciences, University of Memphis since 2002; Founder and Chairman of the Board, Creative Tampa Bay since 2003.	13	N/A
Officers
K.C. Clark 880 Carillon Parkway St. Petersburg, FL 33716 (46)	Executive Vice President and Principal Executive Officer, Chief Compliance Officer	Since 2000 Since 2004	Executive Vice President and Chief Operating Officer of Heritage since 2000; Trustee and Chairman, University of West Florida since 2001 and 2005, respectively.	N/A	N/A
H. Peter Wallace 880 Carillon Parkway St. Petersburg, FL 33716 (59)	Senior Vice President	Since 1993	Senior Vice President and Director, Fixed Income Investments of Heritage since 1993.	N/A	N/A

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers (continued)
Andrea N. Mullins 880 Carillon Parkway St. Petersburg, FL 33716 (38)	Treasurer and Secretary, Principal Financial Officer	Since 2004	Treasurer and Vice President—Finance of Heritage since 2003; Vice President—Fund Accounting of Heritage, 1996 to 2003.	N/A	N/A
Deborah A. Malina 880 Carillon Parkway St. Petersburg, FL 33716 (39)	Assistant Secretary	Since 2000	Compliance Administrator of Heritage since 2000.	N/A	N/A

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184.

*	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms.
**	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Renewal of Investment Advisory Agreement

(unaudited)

Overview.    At a meeting held August 16, 2005, the Board of Trustees, including the independent Trustees (together, the “Board”), approved the renewal of the Fund’s investment advisory agreement with Heritage Asset Management, Inc. (“Heritage”) and the subadvisory agreement for the Fund with Alliance Capital Management, LP (“subadviser”) (together, the “Advisory Agreements”).

In reaching this decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board, acting directly or through its committees, has been provided information and reports relevant to the annual renewal of the Fund’s Advisory Agreements, including: reports regarding the services and support provided to the Fund and its shareholders by Heritage and the subadviser; reports on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing, as applicable, Heritage’s and the subadviser’s investment philosophy, investment strategy, personnel and operation; compliance and audit reports concerning the Heritage Funds, Heritage and the subadviser, including responses to any issues raised therein; and information relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them. As part of the renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing information about the Fund, Heritage and the subadviser. The Board posed questions to various management personnel of Heritage regarding certain key aspects of the material submitted in support of the renewal.

With respect to the renewal of the Advisory Agreements, the Board considered all factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by Heritage, the subadviser and their respective affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Heritage and the subadviser with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by Heritage or the subadviser from its relationship with the Fund.

Provided below is an overview of the factors the Board considered at the August meeting. The Board did not identify any particular information that was most relevant to its consideration to renew the Advisory Agreements, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services.    The Board considered that Heritage and the subadviser are experienced in serving as an investment adviser for the Fund. Heritage oversees and monitors the performance and services provided by the Fund’s subadviser and is responsible for the selection of the Fund’s subadviser. Heritage provides investment management, administration, transfer agent and fund accounting services to the Fund. In addition, Heritage is responsible for the oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of Fund compliance with applicable law, and implementation of Board directives as they relate to the Fund. Heritage provides advisory services to one other non-investment company client. Finally,

29	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Renewal of Investment Advisory Agreement

(unaudited)

(continued)

the Board noted that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Heritage, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in the Fund managed by Heritage.

With respect to the subadviser, the subadviser is responsible for making investment decisions on behalf of the Fund and placing all orders for the purchase and sale of investments for the Fund with brokers or dealers. The Board considered Heritage’s recommendation to continue to retain the subadviser.

The Board also considered information provided regarding (1) the Heritage and subadviser personnel who provide services to the Fund; (2) the adequacy of Heritage’s and the subadviser’s compliance program and certifications to this effect; and (3) the financial information regarding Heritage and the subadviser.

Investment Performance.    The Board considered the short-, intermediate- and long-term performance of the Fund relative to its primary benchmark and peer group. In this connection, the Board noted the following: (1) the Fund performed on par with its peers for the one-year period ended on August 31, 2005 and slightly below average for three- and five-year periods; (2) the Municipal Fund is managed conservatively to maintain a AAAm rating from Standard & Poor’s.

Costs, Profitability and Economies of Scale.    The Board considered the fees payable under the Advisory Agreements. In this connection, the Board evaluated Heritage’s costs and profitability in providing services to the Fund. The Board noted that Heritage’s profit on the services it provided to the Fund are reasonable in light of the fact that Heritage provides services at a low cost to investors, manages the Fund’s assets, and provides a comprehensive compliance program for the Fund.

The Board also considered the Fund’s advisory and subadvisory fees in light of fees paid by comparable mutual funds. In this connection, the Board considered the management fee and the expense ratio for the Fund compared to the average management fee and expense ratio of its peer group, as discussed further below with respect to the Fund. The Board noted that the Fund’s expense ratio, less the Rule 12b-1 fees, was lower than the average of its peer group. With respect to the subadvisory agreement, the Board considered the subadviser’s representation that the fees it charges in connection with the Fund are competitive with comparable subadvisory fees for managing money market assets and that it does not manage other similar funds.

The Board considered that the Fund’s management fee structure provides for breakpoints, which reduce the applicable advisory fee rate as assets increase. The Board noted that Heritage’s fee schedule contains several “breakpoints.” The Board accepted Heritage’s explanation that no additional breakpoints are warranted at this time due to, among other factors, the decrease of assets in the Fund.

The Board further considered that Heritage had committed to continue the contractual expense cap arrangement through the Fund’s 2006 fiscal year, which is subject to renewal by the Board and Heritage on an annual basis.

30	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Renewal of Investment Advisory Agreement

(unaudited)

(continued)

The Board also considered that the Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through (1) reduced advisory and administration fees achieved when the Fund’s asset size reaches breakpoints in the fee schedules instituted by Heritage; (2) increased services to the Fund, (3) the waivers and/or reimbursements Heritage provides as a result of the contractual expense limitations on the Fund’s total operating expenses, or (4) fee or expense reductions that may result from the operation of the transfer agent agreement.

Benefits.    In evaluating Heritage’s compensation, the Board considered other benefits that may be realized by Heritage and its affiliates from their relationship with the Fund. In this connection, the Board noted, among other things, that Heritage also serves as the transfer agent and fund accountant for the Fund, receiving compensation for acting in these capacities, and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns and managing expenses and budgeting for the Fund.

The Board also recognized that another affiliate of Heritage, Raymond James & Associates, Inc. (“RJA”) and, serves as the principal underwriter and distributor for the Fund, and as such, receives Rule 12b-1 payments from the Fund to compensate them for providing service and distribution activities. The Board considered that these payments could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, another affiliate of Heritage, Raymond James Financial Services, Inc. has entered into an agreement with RJA to sell fund shares and receives compensation from RJA.

Conclusions.    Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund is reasonably likely to benefit from the nature, quality and extent of Heritage’s and the subadviser’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) Heritage’s profits and fee rate payable under the Advisory Agreement were reasonable in the context of all the factors considered by the Board; (4) the subadviser’s fee rate was reasonable in the context of all the factors considered by the Board; and (5) the advisory fee structure currently provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to renew the Advisory Agreement.

31	Annual Report

Item 2.	Code of Ethics

As of the end of the period August 31, 2005, Heritage Cash Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of Heritage Cash Trust has determined that William J. Meurer is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Meurer is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”) for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $42,000 for the year ended August 31, 2004, and $47,000 for the year ended August 31, 2005.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 and $0 for the years ended August 31, 2004 and August 31, 2005, respectively. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $34,000 for the year ended August 31, 2004, and $33,000 for the year ended August 31, 2005.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $6,000 for the year ended August 31, 2004, and $6,000 for the year ended August 31, 2005. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended August 31, 2004, and $0 for the year ended August 31, 2005.

(d) All Other Fees

For the fiscal years ended August 31, 2004 and 2005, registrant paid PwC no other fees. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for any other services directly related to the operations and financial reporting of registrant were $0 for the year ended August 30, 2004, and $0 for the year ended April 30, 2005.

(e) Registrant’s Audit Committee Charter provides that the audit committee (comprised of the Independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The Audit Committee reports to the Board of Trustees (“Board”) regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimus exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rule thereunder and not expecting to exceed $5,000) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant’s Audit Committee Charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee. Registrant’s Audit Committee pre-approved all fees described above which PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended August 31, 2005, were for work performed by persons other than full-time, permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending August 31, 2004, and August 31, 2005, were $0 and $0.

(h) Registrant’s Audit Committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of October 28, 2005.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the second fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: October 28, 2005

/s/ K. C. Clark
K. C. Clark Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 28, 2005

/s/ K. C. Clark
K. C. Clark Executive Vice President and Principal Executive Officer

Date: October 28, 2005

/s/ Andrea N. Mullins
Andrea N. Mullins Principal Financial Officer and Treasurer